Stock awareness program	12 Months Ended
Dec. 31, 2024
Stock Awareness Program
Stock awareness program

17. Stock awareness program:

During the year ended December 31, 2021, the Company commenced a corporate stock awareness program. The Company engaged Research Capital Corporation, Agora Internet Relations Corp., Stockhouse Publishing Ltd., TSM Talk Shop Media and Proactive for financial and capital markets advisory services and to assist with general market outreach to increase investor awareness as the Company continues to achieve important milestones and grow its investor base. Stockhouse Publishing Ltd. campaign was discontinued in the year ended December 31, 2022 and TSM Talk Shop Media was discontinued in the year ended December 31, 2023.

The Company incurred stock awareness expenses of $nil (2023 - $146,300) during the year ended December 31, 2024 and 2023. The Company’s stock awareness programs is being conducted and managed by the Company’s own marketing department staff.

The Company incurred stock awareness expenses of $161,332 during the year ended December 31, 2022, of which $26,334 was paid in shares to Agora Internet Relations Corp.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2024, 2023 and 2022

17.	Stock awareness program: (Continued)

The Company incurred stock awareness expenses of $402,845 during the year ended December 31, 2022, of which $179,293 is from the issuance of 230,000 common shares to RCC (Note 10) and a derivative liability of $83,572 (Note 10) from the warrants granted.